Cost of sales (Details) - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cost of variables and fixed
Total Costs Variables	$ 54,865	$ 60,324	$ 64,033
Total Fixed cost	27,192	26,157	24,145
Cost of sales	82,057	86,481	88,178
Variable Costs
Cost of variables and fixed
Imported products	18,637	20,528	24,204
Depreciation, depletion, and amortization	10,494	9,780	8,126
Purchases Of Crude	9,189	12,435	13,390
Purchases of hydrocarbons - ANH	6,638	8,232	8,519
Electric Energy	2,361	2,359	2,294
Processing materials	1,994	1,559	1,564
Hydrocarbon transportation services	1,846	1,729	1,587
Purchases of other products and gas	1,428	1,478	1,201
Gas royalties in cash	874	995	1,293
Services contracted	319	338	284
Taxes and contributions	289	68	419
Others	796	823	1,152
Fixed costs
Cost of variables and fixed
Hydrocarbon transportation services	339	335	249
Services contracted	3,748	3,764	3,523
Taxes and contributions	1,456	1,171	1,123
Maintenance	5,235	5,302	4,643
Depreciation and amortization	5,031	4,866	5,079
Labor costs	4,442	4,299	3,976
Construction Costs	4,239	3,585	2,600
Services contracted in association	1,169	1,376	1,468
Materials and operating supplies	885	851	881
General costs	$ 648	$ 608	$ 603